Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 08, 2012	Sep. 30, 2012	Sep. 21, 2012	Dec. 31, 2011	May 06, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets
Trade accounts receivable, allowance (in dollars)		$ 0		$ 8,174		$ 0	$ 0
Property and equipment, accumulated depreciation (in dollars)		316,438		265,502		197,971
Patents, accumulated amortization (in dollars)		$ 0		$ 2,146		$ 50,725
Preferred stock, par value (in dollars per share)		$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares authorized		5,000,000		5,000,000		5,000,000
Preferred stock, series B shares issued		5,250		5,250		5,250
Preferred stock, series B shares outstanding		1		1		1
Common stock, par value (in dollars per share)	$ 0.01	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized		50,000,000		50,000,000		50,000,000
Common stock, shares issued		208,207		155,150		107,182
Common stock, shares outstanding		207,806	207,806	154,749	2,562,488	106,781